SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of the grant date fair values of options granted

	For the period between		For the period between
	January 1 and June 11,		June 11 and December 31,
	2019		2019
Expected volatility	45%		38.7%~45.4%
Expected dividends yield	nil		nil
Expected term (in years)	10	years	0.55~9.99	years
Risk-free interest rate per annum	2.08%		1.9%~2.2%
Exercise multiple	2.2-2.8		2.2~2.8

Schedule of shared-based compensation expense

	For the Year Ended
	December 31,
	2017	2018	2019
Cost of revenues	3,545	2,157	1,537
Selling expenses	410	366	787
General and administrative expenses	2,328	4,285	5,910
Total	6,283	6,808	8,234

Stock Option
Schedule of share-based award activity

			Weighted
		Weighted	Average
	Number of	Average	Remaining	Aggregate
	Share	Exercise Price	Contractual	Instrinsic
	Options	US$	Years	Value US$
Outstanding as of December 31, 2018		—	—
Converted from Fang’s share options (a)	7,407,190	0.001
Forfeited	(94,976)	0.001
Expired	(84,243)	0.001
Outstanding as of December 31, 2019	7,227,971	0.001	4.97	26,302,586
Vested and expected to vest as of December 31, 2019 (b)	6,340,010	0.001	4.09	23,071,295
Exercisable as of December 31, 2019	5,452,048	0.001	3.68	19,840,003
(a)

Share options converted from Fang’s share options, including 590,011 and 6,817,179 share options held by the Company’s and Fang’s employees, respectively, as a result of the modification of Fang’s share options prior to the separation.

(b)

Vested and expected to vest as of December 31, 2019 represents fully vested CIH’s share options and unvested CIH’s share options held by the Company’s and Fang’s employees, for which the requisite service period has not been rendered but that are expected to vest based on the achievement of a performance condition as of December 31, 2019.

Restricted Stock
Schedule of share-based award activity

		Weighted Average
		Grant Date Fair
	Number of Shares	Value US$
Unvested as of December 31, 2018	—	—
Converted from Fang's restricted shares (a)	1,029,433	0.34
Vested	(340,013)
Forfeited	(17,390)
Unvested as of December 31, 2019	672,030	0.34
(a)

Restricted shares converted from Fang’s restricted shares, including 97,849 and 931,584 restricted shares held by the Company’s and Fang’s employees, respectively, as a result of the modification of Fang’s restricted shares prior to the separation.

Fang
Schedule of weighted average grant date fair value of option

			For the period
			between January 1
	Year Ended December 31,		and June 11,
	2017	2018	2019
	US$	US$	US$
Weighted average grant date fair value of option per share	8.45	—	2.88
Aggregate grant date fair value of options	338,000	—	773,280

Fang | Stock Option
Schedule of share-based award activity

			Weighted
		Weighted	Average
	Number of	Average	Remaining	Aggregate
	Share	Exercise Price	Contractual	Intrinsic
	Options	US$	Years	Value US$
Outstanding as of December 31, 2018	296,701	18.77	5.87	18,813
Granted	268,500	5.85
Transferred (a)	48,810	15.94
Forfeited	(19,245)	7.83
Expired	(4,413)	17.94
Outstanding as of December 31, 2019	590,353	13.03	7.19	—
Vested and expected to vest as of December 31, 2019 (b)	429,353	11.28	4.98	—
Exercisable as of December 31, 2019	268,353	18.72	5.08	—
(a)	reflects Fang’s share options previously granted to Fang’s employees who were transferred to the Company upon the separation
(b)

Vested and expected to vest as of December 31, 2019 represents fully vested Fang’s share options and unvested Fang’s share options held by the Company’s employees, for which the requisite service period has not been rendered but that are expected to vest based on the achievement of a performance condition as of December 31, 2019.

Fang | Restricted Stock
Schedule of share-based award activity

		Weighted
		Average Grant
	Number of Shares	Date Fair Value US$
Unvested as of December 31, 2018	113,297	17.55
Transferred (a)	19,875
Vested	(59,429)
Forfeited	(10,885)
Unvested as of December 31, 2019	62,858	17.55
(a)	reflects Fang’s restricted shares previously granted to Fang’s employees who transferred into the Company upon the separation.